Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 981,341	$ 226,688	$ 93,332
Restricted cash and cash equivalents	16,093	16,093
Receivable from collaboration partners - related parties			2,550,000
Accounts receivable, net	162,619
Accounts receivable - related parties, net	142,265
Other receivable		39,005
Due from related parties	58,225	59,477
Inventory	521	1,318
Prepaid expense and other current assets	166,118	223,895
Total Current Assets	1,527,182	566,476	2,643,332
Property and equipment, net	547,520	510,066
Operating lease right-of-use assets	505,305
Goodwill, net
Long-term investments	3,407,763	3,488,169
Deferred tax assets	1,396,023	1,347,995
Prepaid expenses - noncurrent	33,004
Security deposits	33,394	27,418
Total Assets	7,450,191	5,940,124	2,643,332
Current Liabilities
Accounts payable	15,558
Short-term bank loan	1,891,000	899,250
Long-term bank loan - current portion	39,688	39,835
Notes payable	499,284	510,447
Accrued expenses and other current liabilities	1,558,629	1,243,158
Accrued expense		555,449	170,927
Operating lease liability - current portion	286,212
Due to related parties	7,594,784	7,745,096	4,229,320
Convertible notes payable - current portion	300,000	300,000
Convertible notes payable - related parties, current portion	250,000	250,000
Total Current Liabilities	12,435,155	10,987,786	4,400,247
Noncurrent Liabilities
Long-term bank loan	5,388	15,257
Tenant security deposit	2,880
Operating lease liability - noncurrent portion	239,647
Convertible notes payable - related parties	250,000	250,000
Accrued interest	43,467	27,467
Total Liabilities	12,976,537	11,280,510	4,400,247
Commitments and Contingencies
Equity
Preferred stock, $0.001 par value, 20,000,000 authorized, nil shares issued and outstanding
Common stock, $0.001 par value, 20,000,000 authorized, 17,693,625 and 11,884,804 issued and outstanding	17,694	11,885	213,747
Additional paid-in capital	15,680,674	14,983,714	13,805,936
Accumulated deficit	(13,001,117)	(12,209,446)	(15,776,598)
Other comprehensive income	640,439	655,851
Treasury stock	(9,100,000)	(9,100,000)
Total Stockholders' deficit	(5,762,310)	(5,657,996)	(1,756,915)
Noncontrolling interest	235,964	317,610
Total Equity (Deficit)	(5,526,346)	(5,340,386)
Total Liabilities and Equity (Deficit)	$ 7,450,191	$ 5,940,124	$ 2,643,332